Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	ALGER FUNDS
Central Index Key	0000003521
Amendment Flag	false
Document Creation Date	Feb. 17, 2016
Document Effective Date	Feb. 29, 2016
Prospectus Date	Mar. 01, 2016
Class A, B, and C Prospectus | Alger Capital Appreciation Fund | Alger Capital Appreciation Fund Class A
Prospectus:
Trading Symbol	ACAAX
Class A, B, and C Prospectus | Alger Capital Appreciation Fund | Alger Capital Appreciation Fund Class B
Prospectus:
Trading Symbol	ACAPX
Class A, B, and C Prospectus | Alger Capital Appreciation Fund | Alger Capital Appreciation Fund Class C
Prospectus:
Trading Symbol	ALCCX
Class A, B, and C Prospectus | Alger International Growth Fund | Alger International Growth Fund Class A
Prospectus:
Trading Symbol	ALGAX
Class A, B, and C Prospectus | Alger International Growth Fund | Alger International Growth Fund Class B
Prospectus:
Trading Symbol	AFGPX
Class A, B, and C Prospectus | Alger International Growth Fund | Alger International Growth Fund Class C
Prospectus:
Trading Symbol	ALGCX
Class A, B, and C Prospectus | Alger Mid Cap Growth Fund | Alger Mid Cap Growth Fund Class A
Prospectus:
Trading Symbol	AMGAX
Class A, B, and C Prospectus | Alger Mid Cap Growth Fund | Alger Mid Cap Growth Fund Class B
Prospectus:
Trading Symbol	AMCGX
Class A, B, and C Prospectus | Alger Mid Cap Growth Fund | Alger Mid Cap Growth Fund Class C
Prospectus:
Trading Symbol	AMGCX
Class A, B, and C Prospectus | Alger SMid Cap Growth Fund | Alger SMid Cap Growth Fund Class A
Prospectus:
Trading Symbol	ALMAX
Class A, B, and C Prospectus | Alger SMid Cap Growth Fund | Alger SMid Cap Growth Fund Class B
Prospectus:
Trading Symbol	ALMBX
Class A, B, and C Prospectus | Alger SMid Cap Growth Fund | Alger SMid Cap Growth Fund Class C
Prospectus:
Trading Symbol	ALMCX
Class A, B, and C Prospectus | Alger Small Cap Growth Fund | Alger Small Cap Growth Fund Class A
Prospectus:
Trading Symbol	ALSAX
Class A, B, and C Prospectus | Alger Small Cap Growth Fund | Alger Small Cap Growth Fund Class B
Prospectus:
Trading Symbol	ALSCX
Class A, B, and C Prospectus | Alger Small Cap Growth Fund | Alger Small Cap Growth Fund Class C
Prospectus:
Trading Symbol	AGSCX
Class A, B, and C Prospectus | Alger Health Sciences Fund | Alger Health Sciences Fund Class A
Prospectus:
Trading Symbol	AHSAX
Class A, B, and C Prospectus | Alger Health Sciences Fund | Alger Health Sciences Fund Class B
Prospectus:
Trading Symbol	AHSBX
Class A, B, and C Prospectus | Alger Health Sciences Fund | Alger Health Sciences Fund Class C
Prospectus:
Trading Symbol	AHSCX
Class A and C Prospectus | Alger Small Cap Focus Fund | Alger Small Cap Focus Fund Class A
Prospectus:
Trading Symbol	AOFAX
Class A and C Prospectus | Alger Small Cap Focus Fund | Alger Small Cap Focus Fund Class C
Prospectus:
Trading Symbol	AOFCX
Class A and C Prospectus | Alger Growth & Income Fund | Alger Growth & Income Fund Class A
Prospectus:
Trading Symbol	ALBAX
Class A and C Prospectus | Alger Growth & Income Fund | Alger Growth & Income Fund Class C
Prospectus:
Trading Symbol	ALBCX
Class Z Prospectus | Alger Capital Appreciation Fund | Alger Capital Appreciation Fund Class Z
Prospectus:
Trading Symbol	ACAZX
Class Z Prospectus | Alger International Growth Fund | Alger International Growth Fund Class Z
Prospectus:
Trading Symbol	ALCZX
Class Z Prospectus | Alger Mid Cap Growth Fund | Alger Mid Cap Growth Fund Class Z
Prospectus:
Trading Symbol	AMCZX
Class Z Prospectus | Alger SMid Cap Growth Fund | Alger SMid Cap Growth Fund Class Z
Prospectus:
Trading Symbol	ASMZX
Class Z Prospectus | Alger Small Cap Growth Fund | Alger Small Cap Growth Fund Class Z
Prospectus:
Trading Symbol	ASCZX
Class Z Prospectus | Alger Small Cap Focus Fund | Alger Small Cap Focus Fund Class Z
Prospectus:
Trading Symbol	AGOZX
Class Z Prospectus | Alger Health Sciences Fund | Alger Health Sciences Fund Class Z
Prospectus:
Trading Symbol	AHSZX
Class Z Prospectus | Alger Growth & Income Fund | Alger Growth & Income Fund Class Z
Prospectus:
Trading Symbol	AGIZX
Class I Prospectus | Alger International Growth Fund | Alger International Growth Fund Class I
Prospectus:
Trading Symbol	AIGIX
Class I Prospectus | Alger SMid Cap Growth Fund | Alger SMid Cap Growth Fund Class I
Prospectus:
Trading Symbol	ASIMX
Class I Prospectus | Alger Small Cap Focus Fund | Alger Small Cap Focus Fund Class I
Prospectus:
Trading Symbol	AOFIX